Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Related Party Transactions

12.  Related Party Transactions

We are currently a tenant under a number of non-cancelable lease agreements with Automotive Group Realty, LLC and its subsidiaries (together “AGR”), which are subsidiaries of Penske Corporation. During 2013, 2012, and 2011, we paid $0.1 million, $0.2 million, and $0.4 million, respectively, to AGR under these lease agreements. From time to time, we may sell AGR real property and improvements that are subsequently leased by AGR to us. In addition, we may purchase real property or improvements from AGR. Any such transaction is valued at a price that is independently confirmed.

We sometimes pay to and/or receive fees from Penske Corporation and its affiliates for services rendered in the normal course of business, or to reimburse payments made to third parties on each other’s behalf. These transactions are reviewed periodically by our Audit Committee and reflect the provider’s cost or an amount mutually agreed upon by both parties. During 2013, 2012, and 2011, Penske Corporation and its affiliates billed us $6.3 million, $5.3 million, and $4.9 million, respectively, and we billed Penske Corporation and its affiliates $24 thousand, $31 thousand, and $72 thousand, respectively, for such services. As of December 31, 2013 and 2012, we had $0 and $2 thousand of receivables and $0.6 million and $0.5 million of payables to Penske Corporation and its subsidiaries, respectively.

PAG, Penske Corporation and certain affiliates have entered into a joint insurance agreement which provides that, with respect to any joint insurance (such as our joint commercial crime insurance policy), available coverage with respect to a loss shall be paid to each party per occurrence as stipulated in the policies. In the event of losses by us and Penske Corporation that exceed the limit of liability for any policy or policy period, the total policy proceeds will be allocated based on the ratio of premiums paid.

We are a 9.0% limited partner of PTL, a leading provider of transportation services and supply chain management. PTL is owned 41.1% by Penske Corporation, 9.0% by us and the remaining 49.1% is owned by direct and indirect subsidiaries of GECC. We are party to agreements among the other partners which, among other things, provide us with specified distribution and governance rights and restricts our ability to transfer our interests. In 2013, 2012, and 2011, we received $9.9 million, $18.5 million, and $7.8 million, respectively, from PTL in pro rata cash dividends.

We are also party to an agreement pursuant to which PTL subleases a portion of our dealership location in New Jersey for $60 thousand per year plus its pro rata share of certain property expenses. In 2009, PTL began hosting our disaster recovery site. Annual fees paid to PTL for this service are $46 thousand.

From time to time we enter into joint venture relationships in the ordinary course of business, pursuant to which we own and operate automotive dealerships together with other investors. We may also provide these dealerships with working capital and other debt financing at costs that are based on our incremental borrowing rate. As of December 31, 2013, our automotive joint venture relationships were as follows:

Location	Dealerships	Ownership Interest
Fairfield, Connecticut	Audi, Mercedes-Benz, Sprinter, Porsche, smart	83.57	%(A) (C)
Greenwich, Connecticut	Mercedes-Benz	80.00	%(B) (C)
Las Vegas, Nevada	Ferrari, Maserati	50.00	%(D)
Frankfurt, Germany	Lexus, Toyota	50.00	%(D)
Aachen, Germany	Audi, Lexus, Skoda, Toyota, Volkswagen, Citroën	50.00	%(D)
Northern Italy	BMW, MINI	70.00	%(C)

(A)    An entity controlled by one of our directors, Lucio A. Noto (the “Investor”), owns a 16.43% interest in this joint venture which entitles the Investor to 20% of the joint venture’s operating profits. In addition, the Investor has an option to purchase up to a total 20% interest in the joint venture for specified amounts.

(B)    An entity controlled by one of our directors, Lucio A. Noto (the “Investor”), owns a 20% interest in this joint venture which entitles the Investor to 20% of the joint venture’s operating profits.

(C)    Entity is consolidated in our financial statements.

(D)    Entity is accounted for using the equity method of accounting.